Intangible Assets, Net - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Carrying Amount of Goodwill [Abstract]
Beginning balance	$ 4,188	$ 4,895
Changes during 2025
Acquisition during 2025
Impairment of Goodwill	(700)	(707)
Ending balance	$ 3,488	$ 4,188